Summary of Significant Accounting Polices - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2025
Building | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	20 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	46 years
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Computer Software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computer Software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Shorter of the expected use life or the lease term